Property, Plant and Equipment (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment:
Property, plant and equipment at January 1	€ 4,753,000
Depreciation charge	1,000,000	€ 700,000
Property, plant and equipment at December 31	4,052,000	4,753,000
Loss on the disposal	170,000
Gross Carrying Amount [Member]
Property, Plant and Equipment:
Property, plant and equipment at January 1	7,353,000	6,052,000
Additions	797,000	1,159,000
Disposals	(896,000)	(28,000)
Other		93,000
Exchange differences	(21,000)	77,000
Property, plant and equipment at December 31	7,233,000	7,353,000
Tax incentive relating to property plant and equipment	(8,000)	(6,000)
Accumulated depreciation
Property, Plant and Equipment:
Property, plant and equipment at January 1	(2,600,000)	(1,864,000)
Disposals	723,000	21,000
Exchange differences	2,000	(47,000)
Depreciation charge	1,045,000	710,000
Impairment loss	(261,000)
Property, plant and equipment at December 31	(3,181,000)	(2,600,000)
Furniture and office equipment
Property, Plant and Equipment:
Property, plant and equipment at January 1	349,000
Property, plant and equipment at December 31	245,000	349,000
Furniture and office equipment | Gross Carrying Amount [Member]
Property, Plant and Equipment:
Property, plant and equipment at January 1	1,356,000	1,182,000
Additions	113,000	142,000
Disposals	(143,000)
Exchange differences	(23,000)	32,000
Property, plant and equipment at December 31	1,303,000	1,356,000
Furniture and office equipment | Accumulated depreciation
Property, Plant and Equipment:
Property, plant and equipment at January 1	(1,007,000)	(820,000)
Disposals	88,000
Exchange differences	9,000	(23,000)
Depreciation charge	148,000	164,000
Property, plant and equipment at December 31	(1,058,000)	(1,007,000)
Leasehold improvements
Property, Plant and Equipment:
Property, plant and equipment at January 1	1,165,000
Property, plant and equipment at December 31	3,165,000	1,165,000
Leasehold improvements | Gross Carrying Amount [Member]
Property, Plant and Equipment:
Property, plant and equipment at January 1	1,836,000	1,314,000
Additions		11,000
Disposals	(487,000)
Transfers	2,762,000	488,000
Exchange differences	5,000	23,000
Property, plant and equipment at December 31	4,116,000	1,836,000
Leasehold improvements | Accumulated depreciation
Property, Plant and Equipment:
Property, plant and equipment at January 1	(671,000)	(439,000)
Disposals	487,000
Exchange differences	(6,000)	(13,000)
Depreciation charge	526,000	219,000
Impairment loss	(235,000)
Property, plant and equipment at December 31	(951,000)	(671,000)
Laboratory equipment
Property, Plant and Equipment:
Property, plant and equipment at January 1	980,000
Property, plant and equipment at December 31	612,000	980,000
Laboratory equipment | Gross Carrying Amount [Member]
Property, Plant and Equipment:
Property, plant and equipment at January 1	1,902,000	1,501,000
Additions	150,000	314,000
Disposals	(266,000)	(28,000)
Other	261,000	93,000
Exchange differences	(2,000)	22,000
Property, plant and equipment at December 31	1,784,000	1,902,000
Laboratory equipment | Accumulated depreciation
Property, Plant and Equipment:
Property, plant and equipment at January 1	(922,000)	(605,000)
Disposals	148,000	21,000
Exchange differences	(1,000)	(11,000)
Depreciation charge	371,000	327,000
Impairment loss	(26,000)
Property, plant and equipment at December 31	(1,172,000)	(922,000)
Assets under construction
Property, Plant and Equipment:
Property, plant and equipment at January 1	2,259,000
Property, plant and equipment at December 31	30,000	2,259,000
Assets under construction | Gross Carrying Amount [Member]
Property, Plant and Equipment:
Property, plant and equipment at January 1	2,259,000	2,055,000
Additions	534,000	692,000
Transfers	(2,762,000)	(488,000)
Exchange differences	(1,000)
Property, plant and equipment at December 31	€ 30,000	€ 2,259,000